S000068190 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	65 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	11.49%
Performance Inception Date			Jul. 31, 2020
Morningstar US Small Blend Category (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.74%	7.42%	11.91%
Performance Inception Date			Jul. 31, 2020
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	0.01%	8.12%	12.33%
Performance Inception Date			Jul. 31, 2020
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.95%)	6.60%	10.87%
Performance Inception Date			Jul. 31, 2020
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.71%	6.29%	9.79%
Performance Inception Date			Jul. 31, 2020